Events after the reporting period (Details) - Extraordinary dividend kr / shares in Units, kr in Millions	Feb. 26, 2025 SEK (kr) kr / shares
Events after the reporting period
Extraordinary dividend to be resolved on by Board at extraordinary general meeting | kr	kr 1,000
Extraordinary dividend to be resolved on by Board at extraordinary general meeting, per share | kr / shares	kr 250.62